Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

Canelo Sponsorship Agreement

On April 14, 2021, we entered into a Sponsorship Agreement (the “Canelo Agreement”) with SA Holiday, Inc. (“Holiday”), owner of the personality rights of champion professional boxer Saul Alvarez Barragan, or “Canelo,” in connection with a promotional campaign for the Corporation to sponsor a prize fight and certain other activities of Canelo, and for Canelo to promote the Corporation’s “VALE” brand and create certain promotional materials in connection therewith for the Corporation’s use in the United States, Latin America and certain countries in the Caribbean. Pursuant to the Canelo Agreement we paid to Holiday a cash fee of US$1,600,000 and certain other amounts as provided therein which amounts are included in advertising and marketing for the year ended December 31, 2021.

Playboy License Agreement

On May 19, 2021, we entered into a non-exclusive license agreement with Playboy Enterprises International, Inc. (“Playboy”) to use certain trademarks (including the rabbit head logo) and other intellectual property of Playboy on and in connection with the design, creation, promotion, marketing, advertisement, sales, operation, maintenance and distribution in India of real-money game mobile apps, such as rummy, poker, fantasy sports and other games of skill approved by Playboy. We will pay Playboy as a royalty a percentage of net gaming revenue. The term of the agreement is through the end of 2025, subject to early termination upon certain events of default, which include our failure to launch a Playboy-branded game in India by November 1, 2021, or to meet certain annual minimum net gaming revenue targets.  The Playboy-branded game, https://www.playboyrummy.com/, was launched on November 1, 2021.

Stock Split

On October 20, 2021, our Board approved resolutions (i) authorizing a reverse stock split of the outstanding shares of our common stock in the range from 1-for-2 to 1-for-8, and providing authority to our Board to determine whether to effect a reverse stock split and, if so to select the ratio of the reverse stock split in their discretion, and (ii) to increase the number of our authorized shares of common stock from 45,000,000 to 400,000,000. The Company submitted these resolutions to its stockholders for approval by written consent, and they were approved by stockholders holding a majority of the Company’s outstanding voting shares..

On January 14, 2022, the holders of a majority of the issued and outstanding voting shares of the Company, as of the record date of October 20, 2021, by written consent in lieu of a special meeting of stockholders, approved an amendment to the Company’s Certificate of Incorporation to (i) effect a reverse stock split of our common stock, by a ratio of not less than 1-for-2 and not more than 1-for-8, and providing authority to our Board of Directors to determine whether to effect a reverse stock split and, if so to select the ratio of the reverse stock split in their discretion, and (ii) to increase the number of our authorized shares of common stock from 45,000,000 to 400,000,000. These matters were authorized by the holders of 17,640,947 shares, or approximately 56% of the outstanding voting power, without including any consents that may be received by the Company after that date.

The Company anticipates filing a certificate of amendment to affect a reverse stock split, if any, and the authorized share increase with the Secretary of State of Delaware prior to the anticipated listing of its common stock and warrants on the Nasdaq Capital Market and such actions being effective on, or just before, the date the common stock is listed to the Nasdaq Capital Market. The Company will need to take the necessary steps to meet Nasdaq listing requirements, which may include a reverse stock split, and there is no assurance that our common stock will be approved for listing on Nasdaq.

Contingencies

The Company may be subject to legal proceedings from time to time as part of its business activities. As of December 31, 2021 and 2020, the Company was not subject to any threatened or pending legal actions or claims.

Contractual Commitments

The Company has retained Julian Parge as a consultant to Gaming UK, at the request and under the sole discretion of Gaming UK, at the rate of $11,463 (equivalent to 8,333£) per week up to a maximum of $137,560 (equivalent to 100,000£) per annum.

In August 2021, the Company entered into an agreement with a production company to produce digital videos and promotional spots for its vale.mx brand. The Company is obligated to pay $600,000 upon the initiation of the pre production phase of the work. The pre production phase was completed in December 2021 and the production company has agreed to defer payment until the Company has raised a minimum of $6,000,000 in capital through either a public offering or a private placement.

In September 2021, the Company entered into a contract with a service provider for brand awareness and social media campaigns. The service provider will be paid a monthly retainer $50,157 for the term of the agreement, which runs through February 2022. The Company has agreed to spend $1,750,000 during the term of the agreement for the placement of advertisements on various social media platforms, which will be spent in two phases. Phase 1 began upon execution of the agreement and Phase II was to begin upon the completion of a capital raise in excess of $5,000,000 from an underwritten public offering in the United States and the listing of the Company’s common stock on a U.S. national securities exchange. The Company has paid the service provider $500,000 towards the advertising obligation during the year ended December 31, 2021, which is included in advertising and marketing expenses. The parties have agreed to abandon Phase II and the contract was not renewed.

Impact of COVID-19 on the Company

The global outbreak of COVID-19 has led to severe disruptions in general economic activities, as businesses and governments have taken broad actions to mitigate this public health crisis. Although the Company has not experienced any significant disruption to its business to date, these conditions could significantly negatively impact the Company's business in the future.

The extent to which the COVID-19 outbreak ultimately impacts the Company's business, future revenues, results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted, including, but not limited to, the duration and spread of the outbreak, its severity and longevity, the actions to curtail the virus and treat its impact (including an effective vaccine), and how quickly and to what extent normal economic and operating conditions can resume. Even after the COVID-19 outbreak has subsided, the Company may be at risk of experiencing a significant impact to its business as a result of the global economic impact, including any economic downturn or recession that has occurred or may occur in the future.

Currently, capital markets have been disrupted by the crisis, as a result of which the availability, amount and type of financing available to the Company in the near future is uncertain and cannot be assured and is largely dependent upon evolving market conditions and other factors.

The Company intends to continue to monitor the situation and may adjust its current business plans as more information and guidance become available.